PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

22.          PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2020	2021	2022
	US$	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	44,413	19,220	2,926
Prepayments and other current assets	2,123	142	126
Amounts due from subsidiaries	429	1,533	4,270
Total current assets	46,965	20,895	7,322

Non-current assets:
Long-term investments	44,656	16,074	17,355
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	1,021,808	1,076,380	984,175
Total non-current assets	1,066,464	1,092,454	1,001,530
Total assets	1,113,429	1,113,349	1,008,852

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term loans and current portion of long-term loans	68,186	50,000	—
Long-term bond payable, current	—	—	103,380
Accrued expenses and other liabilities	33,700	33,847	31,440
Amounts due to subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	33,717	199,752	282,228
Total current liabilities	135,603	283,599	417,048
Non-current liabilities:
Long-term bond payable, non-current	110,347	112,929	—
Convertible senior notes	168,266	—	—
Total non-current liabilities	278,613	112,929	—
Total liabilities	414,216	396,528	417,048

Commitments and contingencies	—	—	—

Shareholders’ equity:

Class A ordinary shares, par value Hong Kong Dollar (“HK$”) 1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate; 71,775,686 shares issued as of December 31, 2020, 2021 and 2022, respectively; 65,715,529, 66,020,439, and 66,020,679 shares outstanding as of December 31, 2020, 2021, and 2022, respectively.	9,244	9,244	9,244
Class B ordinary shares, par value Hong Kong Dollar (“HK$”) 1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate; 24,336,650 shares issued and outstanding as of December 31, 2020, 2021, and 2022, respectively; each Class B ordinary share is convertible into one Class A ordinary share.	3,124	3,124	3,124
Additional paid-in capital	542,122	544,425	545,173
Accumulated other comprehensive income (loss)	6,331	41,176	(9,031)
Retained earnings	255,575	230,139	154,577
Less: Treasury shares (6,060,157, 5,755,247 and 5,755,007 shares as of December 31, 2020, 2021 and 2022, respectively.)	(117,183)	(111,287)	(111,283)
Total shareholders’ equity	699,213	716,821	591,804
Total liabilities and shareholders’ equity	1,113,429	1,113,349	1,008,852

22.          PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (continued)

Condensed statements of comprehensive income (loss)

	For the Years Ended December 31,
	2020	2021	2022
	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
General and administrative expenses	(42,744)	(8,347)	(2,257)
Operating loss	(42,744)	(8,347)	(2,257)
Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	66,199	(6,291)	(69,947)
Foreign exchange gain (loss)	(1,928)	2,814	264
Interest income	59	22	484
Interest expenses	(10,043)	(7,452)	(4,932)
Change in fair value of securities	(21,807)	(19,142)	826
Investment income, net	1,514	18,812	—
Loss before income taxes	(8,750)	(19,584)	(75,562)
Income tax expenses	—	—	—
Net loss	(8,750)	(19,584)	(75,562)
Other comprehensive income (loss)
Foreign currency translation adjustments	102,613	34,089	(47,413)
Gain (loss) on intra-entity foreign transactions of long-term investment nature	2,089	756	(2,794)
Other comprehensive income (loss)	104,702	34,845	(50,207)
Comprehensive income (loss)	95,952	15,261	(125,769)

Condensed statements of cash flows

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$

Net cash generated from (used in) operating activities	(50,903)	52,462	146,815
Net cash generated from (used in) investing activities	(30,665)	22,149	(176)
Net cash generated from (used in) financing activities	110,863	(99,804)	(162,929)
Net increase (decrease) in cash, cash equivalents and restricted cash	29,295	(25,193)	(16,294)
Exchange rate effect on cash, cash equivalents and restricted cash	—	—	(4)
Cash, cash equivalents and restricted cash at beginning of year	15,118	44,413	19,220
Cash, cash equivalents and restricted cash at end of year	44,413	19,220	2,926

Basis of Presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, PRC Domestic Entities, and PRC Domestic Entities’ subsidiaries” and the subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries’ profit or loss as “Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries” on the condensed statements of comprehensive income (loss). The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements.